Schedule of Investments PIMCO Moderate Duration Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
	PRINCIPAL AMOUNT (000s)			MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Databricks, Inc.
TBD% - 1.000% due 01/05/2032 µ			$312		$313
8.114% (TSFR1M + 3.612%) due 01/05/2032 ~			1,334		1,332
Electronic Arts, Inc.
TBD% due 03/24/2033			1,200		1,204
Jane Street Group LLC
5.666% (TSFR3M + 3.666%) due 12/15/2031 ~			1,678		1,665
Quikrete Holdings, Inc.
5.894% (TSFR1M + 3.644%) due 02/10/2032 ~			988		988

Total Loan Participations and Assignments (Cost $5,476)					5,502

CORPORATE BONDS & NOTES 19.0%
BANKING & FINANCE 10.4%
123 Lights Re Ltd.
14.520% (FHMMUSTF + 11.000%) due 09/14/2031 ~			250		263
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.375% due 11/15/2030			3,000		2,942
4.750% due 01/15/2033			1,000		977
Aircastle Ltd./Aircastle Ireland DAC
5.000% due 09/15/2030			800		797
American Express Co.
3.433% due 05/20/2032 •	EUR		1,200		1,374
ARES Strategic Income Fund
4.850% due 01/15/2029			$900		882
5.450% due 09/09/2028			1,600		1,585
Athene Global Funding
3.204% (EUR003M + 1.000%) due 02/23/2027 ~	EUR		2,600		2,977
Avilease Capital Ltd.
4.750% due 11/12/2030			$600		587
Avolon Holdings Funding Ltd.
4.200% due 04/15/2029			900		884
4.950% due 10/15/2032			1,500		1,464
Banco Bilbao Vizcaya Argentaria SA
5.127% due 03/03/2036			1,400		1,363
Banco BTG Pactual SA
5.500% due 01/27/2031			1,300		1,285
Banco Santander SA
4.867% due 04/15/2031			800		796
5.552% due 03/14/2028 •			500		503
Bank Hapoalim BM
4.722% due 07/14/2029			2,400		2,372
Bank of America Corp.
5.162% due 01/24/2031 •			1,400		1,419
5.819% due 09/15/2029 •			2,400		2,456
Bank of Nova Scotia
4.813% due 02/02/2034 •			2,100		2,068
Bayou Re Ltd.
10.020% (BNMMDTSC + 6.500%) due 05/09/2033 ~			250		249
Blackstone Reg Finance Co. LLC
4.300% due 11/03/2030			1,900		1,867
Blackstone Secured Lending Fund
5.250% due 09/04/2029			1,300		1,280
BPCE SA
4.760% due 01/13/2032 •			1,900		1,873
Broadstone Net Lease LLC
5.000% due 11/01/2032			300		296
Brookfield Asset Management Ltd.
4.832% due 04/15/2031			1,000		991
CaixaBank SA
4.818% due 04/22/2032 •			300		298
Cape Lookout Re Ltd.
10.420% (FHMMUSTF + 6.900%) due 03/13/2032 ~			850		888
Capital One Financial Corp.
4.722% due 01/30/2032 •			4,200		4,144
CFE Fibra E
5.875% due 09/23/2040			874		853
Citadel Finance LLC
4.750% due 02/14/2029			1,000		985
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN		1,100		345
10.100% due 12/15/2043			4,819		1,551

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Credit Agricole SA
5.261% due 01/12/2037 •			$1,700		1,673
7.250% due 09/23/2028 •(e)(f)	EUR		800		971
DAE Sukuk Difc Ltd.
4.500% due 10/16/2030			$1,800		1,736
Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 •(e)			1,800		1,835
Equinix Asia Financing Corp. Pte. Ltd.
4.400% due 03/15/2031			2,200		2,151
Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030			2,200		2,175
Everglades Re II Ltd.
9.289% (T-BILL 1MO + 5.500%) due 05/22/2033 ~			250		250
F&G Global Funding
5.875% due 01/16/2030			1,000		1,012
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~			2,200		2,200
Ford Motor Credit Co. LLC
2.900% due 02/16/2028			400		386
2.900% due 02/10/2029			500		471
4.271% due 01/09/2027			600		598
4.950% due 05/28/2027			400		400
5.420% due 04/09/2031			1,750		1,736
5.800% due 03/08/2029			1,000		1,009
5.918% due 03/20/2028			900		911
6.800% due 05/12/2028			2,600		2,675
GA Global Funding Trust
4.500% due 09/18/2030			2,250		2,181
5.200% due 12/09/2031			1,250		1,236
5.500% due 04/01/2032			550		548
GLP Capital LP/GLP Financing II, Inc.
5.625% due 03/01/2036			2,700		2,647
Golden Bear Re Ltd.
13.289% (T-BILL 1MO + 9.500%) due 03/08/2032 ~			250		252
13.300% (JMMMUSTF + 9.750%) due 01/08/2029 ~			500		513
Goldman Sachs Group, Inc.
4.594% due 04/20/2030 •			7,000		6,961
5.218% due 04/23/2031 •			1,000		1,010
Grand River Funding Trust II
7.280% due 02/15/2056			1,300		1,351
Hardwood Funding LLC
5.330% due 06/07/2035 «(h)			600		603
HPS Corporate Lending Fund
4.900% due 09/11/2028			200		196
5.300% due 06/05/2027			2,100		2,102
Integrity RE III Ltd.
13.270% (FHMMUSTF + 9.750%) due 06/06/2027 ~			250		253
15.770% (FHMMUSTF + 12.250%) due 06/06/2028 ~			250		259
29.020% (FHMMUSTF + 25.500%) due 06/06/2027 ~			250		262
Intesa Sanpaolo SpA
6.375% due 03/30/2028 •(e)(f)	EUR		1,800		2,133
Jackson National Life Global Funding
4.603% (SOFRRATE + 0.970%) due 01/14/2028 ~			$500		499
JPMorgan Chase & Co.
5.103% due 04/22/2031 •			5,950		6,018
5.140% due 01/24/2031 •			2,000		2,023
Kizuna RE III Pte. Ltd.
6.539% (T-BILL 3MO + 2.750%) due 04/09/2029 ~			250		254
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030			200		202
Locke Tavern Re Ltd.
6.800% (JMMMUSTF + 3.250%) due 04/11/2033 ~			250		249
7.800% (JMMMUSTF + 4.250%) due 04/11/2033 ~			250		251
Long Point Re IV Ltd.
7.289% (T-BILL 1MO + 3.500%) due 06/01/2034 ~			250		250
Lower Ferry Re Ltd.
6.260% (MSMMUSTF + 2.750%) due 07/08/2033 ~			250		250
6.510% (MSMMUSTF + 3.000%) due 07/08/2033 ~			250		250
7.510% (MSMMUSTF + 4.000%) due 07/08/2033 ~			250		250
Luca RE Ltd.
9.036% (T-BILL 3MO + 5.250%) due 07/09/2032 ~			250		250
Marex Group PLC
5.680% due 04/21/2031			600		600
Met Tower Global Funding
4.200% due 09/16/2030			1,200		1,175
Mitsubishi UFJ Financial Group, Inc.
4.592% due 04/18/2030 •			500		498
4.847% due 04/21/2032 •			3,000		2,987
Mizuho Bank Ltd.
4.695% due 04/16/2031			4,100		4,108
Morgan Stanley
4.210% due 04/20/2028 •			941		939
4.708% due 03/12/2032 •			3,200		3,161
5.664% due 04/17/2036 •			1,580		1,623
Morgan Stanley Private Bank NA
4.465% due 11/19/2031 •			5,000		4,916

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
4.734% due 07/18/2031 •			2,000		1,991
National Health Investors, Inc.
5.350% due 02/01/2033			300		297
NatWest Group PLC
3.073% due 05/22/2028 •			200		197
NatWest Markets PLC
4.789% due 03/21/2028			1,800		1,808
4.827% (SOFRRATE + 1.190%) due 03/21/2030 ~			500		505
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026			3,800		3,767
Nomura Holdings, Inc.
4.904% due 07/01/2030			400		399
Norinchukin Bank
4.674% due 09/09/2030			500		495
4.683% due 03/10/2031			800		789
5.359% due 09/09/2035			400		397
OneMain Finance Corp.
6.750% due 09/15/2033			700		694
Orange Capital RE DAC
8.103% (EUR003M + 6.000%) due 01/17/2029 ~	EUR		250		297
Polestar Re Ltd.
14.140% (BRMMUSDF + 10.590%) due 01/07/2028 ~			$400		417
16.800% (BRMMUSDF + 13.250%) due 01/07/2027 ~			900		924
Prologis Targeted U.S. Logistics Fund LP
4.250% due 01/15/2031			700		683
4.625% due 03/15/2033			600		584
Protective Life Corp.
4.700% due 01/15/2031			300		296
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~			3,500		3,518
Quercus II Re DAC
13.324% (EUR003M + 11.000%) due 01/07/2031 ~	EUR		250		290
Quercus Re DAC
10.149% (EUR003M + 8.000%) due 01/06/2031 ~			250		290
Recoletos RE DAC
5.289% (T-BILL 3MO + 1.500%) due 07/06/2032 ~			$250		250
Regency Centers LP
4.500% due 03/15/2033			400		389
RGA Global Funding
4.600% due 11/25/2030			1,300		1,284
Sammons Financial Group Global Funding
4.800% due 12/12/2030			2,400		2,370
Sanders Re III Ltd.
15.870% (BRMMUSDF + 12.320%) due 04/09/2029 ~			1,354		444
Santander Holdings USA, Inc.
5.353% due 09/06/2030 •			300		303
5.473% due 03/20/2029 •			2,600		2,626
Sixth Street Lending Partners
6.500% due 03/11/2029			600		613
Societe Generale SA
4.450% due 04/12/2030 •			1,200		1,185
Standard Chartered PLC
6.750% due 02/08/2028 •			500		506
State Street Corp.
4.784% due 10/23/2036 •			1,600		1,555
Store Capital LLC
4.950% due 02/11/2031			400		395
Sutter Re Ltd.
7.289% (T-BILL 3MO + 3.500%) due 06/07/2034 ~			250		250
Synchrony Financial
4.947% due 02/25/2032 •			1,200		1,170
Torrey Pines Re Ltd.
6.539% (T-BILL 1MO + 2.750%) due 06/07/2033 ~			250		250
9.586% (JMMMUSTF + 6.036%) due 06/07/2032 ~			300		309
Tremont Re Ltd.
7.786% (T-BILL 1MO + 4.000%) due 03/22/2033 ~			250		249
U.S. Bancorp
5.046% due 02/12/2031 •			3,000		3,029
UBS Group AG
3.126% due 08/13/2030 •			400		380
4.214% due 04/10/2030 •			3,800		3,738
5.428% due 02/08/2030 •			700		710
5.617% due 09/13/2030 •			1,100		1,126
Ursa Re Ltd.
9.020% (BNMMDTSC + 5.500%) due 12/07/2026 ~			1,100		1,112
VICI Properties LP
5.125% due 11/15/2031			900		896
5.625% due 04/01/2035			1,100		1,101
Vitality Re XVI Ltd.
5.260% (MSMMUSTF + 1.750%) due 01/08/2030 ~			250		249
7.260% (MSMMUSTF + 3.750%) due 01/08/2030 ~			250		249
Vitality Re XVII Ltd.
5.521% (GSMMUSTI + 2.000%) due 01/08/2031 ~			450		450
5.921% (GSMMUSTI + 2.400%) due 01/08/2031 ~			250		250
Wells Fargo & Co.
3.526% due 03/24/2028 •			3,500		3,475

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Windmill III Re DAC
7.285% (EUR003M + 5.210%) due 07/05/2028 ~	EUR		250		294
Windrose Re Ltd.
8.782% (HSMMUSTF + 5.250%) due 02/11/2033 ~			$250		250
Winston RE Ltd.
15.210% (BNMMDTSC + 11.690%) due 02/26/2031 ~			700		714
WP Carey, Inc.
3.250% due 10/02/2031	EUR		500		563
Yardstick RE DAC
4.274% (EUR003M + 1.950%) due 07/08/2034 «~			250		286
Zions Bancorp NA
4.483% due 02/09/2029 •			$1,100		1,091

				170,812

INDUSTRIALS 5.0%
Air Canada Pass-Through Trust
3.300% due 07/15/2031			185		176
Alphabet, Inc.
3.500% due 11/06/2038	EUR		500		553
Amazon.com, Inc.
4.550% due 03/13/2033			$3,200		3,149
Amcor Flexibles North America, Inc.
4.800% due 03/17/2028			1,600		1,606
American Airlines Pass-Through Trust
3.375% due 11/01/2028			180		178
Amgen, Inc.
4.850% due 02/19/2036			1,800		1,764
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.650% due 06/15/2033			1,100		1,076
Beignet Investor LLC
6.581% due 05/30/2049			5,672		5,789
Broadcom, Inc.
2.450% due 02/15/2031			1,368		1,238
3.137% due 11/15/2035			831		706
3.419% due 04/15/2033			3,759		3,428
Carnival Corp. Ltd.
5.125% due 05/01/2029			800		799
Centene Corp.
2.450% due 07/15/2028			1,800		1,711
2.625% due 08/01/2031			100		87
Cheniere Energy, Inc.
5.200% due 07/30/2036			1,800		1,773
Clorox Co.
4.700% due 05/15/2031			500		497
Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032			550		534
CommonSpirit Health
4.352% due 09/01/2030			1,500		1,468
Corp. Nacional del Cobre de Chile
6.330% due 01/13/2035			500		526
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
5.600% due 01/15/2031			700		681
Daimler Truck Finance North America LLC
4.500% due 04/12/2031			700		687
Embraer Netherlands Finance BV
5.980% due 02/11/2035			750		783
Eni SpA
5.750% due 05/19/2035			800		823
Entergy Louisiana LLC
4.900% due 04/15/2036			1,600		1,561
5.650% due 04/15/2056			2,400		2,355
Fedex Freight Holding Co., Inc.
4.650% due 03/15/2031			1,300		1,278
Green Palm Bidco SARL
5.957% due 06/30/2041			1,000		1,011
HCA, Inc.
4.600% due 11/15/2032			2,400		2,338
5.450% due 04/01/2031			1,400		1,431
5.450% due 09/15/2034			800		809
Heathrow Funding Ltd.
6.450% due 12/10/2033	GBP		100		141
Imperial Brands Finance Netherlands BV
5.250% due 02/15/2031 (f)	EUR		2,400		2,935
Intralot Capital Luxembourg SA
6.731% due 10/15/2031 •			1,300		1,501
Kinder Morgan, Inc.
5.850% due 06/01/2035			$2,800		2,928
Las Vegas Sands Corp.
5.625% due 06/15/2028			5,900		5,973
Maple Parent Holdings Corp.
4.750% due 03/26/2029			1,400		1,399
Marriott International, Inc.
4.500% due 05/01/2033			700		678
Mattel, Inc.
5.000% due 11/17/2030			350		349

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Medtronic, Inc.
2.950% due 10/15/2030	EUR		200		227
4.200% due 10/15/2045			300		336
Miller Homes Group Finco PLC
6.533% due 10/15/2030 •			1,000		1,145
National Football League
4.780% due 10/05/2030 «(h)			$2,000		1,978
5.250% due 10/05/2034 «(h)			1,700		1,689
O’Reilly Automotive, Inc.
5.100% due 03/12/2036			300		297
PeaceHealth Obligated Group
4.335% due 11/15/2028			700		695
Philip Morris International, Inc.
3.250% due 06/06/2032	EUR		1,700		1,916
4.250% due 10/29/2032			$300		291
Post Holdings, Inc.
6.500% due 03/15/2036			1,200		1,187
Road Michigan Property Owner I LLC
7.500% due 03/30/2045			5,434		5,419
Santos Finance Ltd.
5.750% due 11/13/2035			500		504
TD SYNNEX Corp.
4.300% due 01/17/2029			1,100		1,086
Teva Pharmaceutical Finance Netherlands IV BV
5.750% due 12/01/2030			640		656
United Airlines Pass-Through Trust
2.700% due 11/01/2033			282		258
3.500% due 09/01/2031			124		120
Var Energi ASA
5.875% due 05/22/2030			1,900		1,958
Venture Global Calcasieu Pass LLC
6.000% due 05/01/2036			300		303
Venture Global Plaquemines LNG LLC
6.750% due 01/15/2036			500		530
Viper Energy Partners LLC
5.700% due 08/01/2035			1,000		1,016
Vmed O2 U.K. Financing I PLC
6.750% due 01/15/2033 (i)			1,000		848
WESCO Distribution, Inc.
5.250% due 04/15/2031			300		298
Woodside Finance Ltd.
5.100% due 09/12/2034			1,000		983
5.700% due 05/19/2032			900		927

				81,386

UTILITIES 3.6%
AEP Texas, Inc.
3.950% due 06/01/2028			1,800		1,780
5.200% due 04/15/2036			400		395
AES Corp.
5.450% due 06/01/2028			1,250		1,264
AT&T, Inc.
4.750% due 04/30/2033			900		881
Black Hills Corp.
4.550% due 01/31/2031			700		690
Brooklyn Union Gas Co.
6.415% due 07/18/2054			1,200		1,235
CenterPoint Energy Houston Electric LLC
4.850% due 04/01/2036			800		784
Chile Electricity Lux MPC II SARL
5.672% due 10/20/2035			1,068		1,092
Cleco Power LLC
5.300% due 01/15/2036			500		498
Constellation Energy Generation LLC
5.875% due 01/15/2066			1,000		978
COX Asset Mexico SA de CV
7.125% due 01/08/2032			400		406
DTE Electric Co.
4.850% due 03/01/2036			1,100		1,076
Duke Energy Florida LLC
2.400% due 12/15/2031			530		473
Edison International
5.250% due 03/15/2032			300		296
6.250% due 03/15/2030			4,600		4,728
ENEL Finance International NV
1.625% due 07/12/2026			1,506		1,505
Eversource Energy
4.450% due 12/15/2030			800		787
Genesis Energy LP/Genesis Energy Finance Corp.
6.750% due 03/15/2034			400		397
NBN Co. Ltd.
4.150% due 09/16/2030			600		589
NextEra Energy Capital Holdings, Inc.
3.830% due 06/12/2030	CAD		2,000		1,421
4.670% due 06/12/2035			2,000		1,448

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$
Niagara Mohawk Power Corp.
5.112% due 01/12/2036	$2,400		2,357
Nova Securitisation SARL
5.750% due 02/03/2031	2,400		2,316
6.500% due 02/03/2036	1,700		1,600
NRG Energy, Inc.
4.734% due 10/15/2030	1,900		1,878
Orange SA
4.250% due 01/13/2031	2,100		2,047
Pacific Gas & Electric Co.
5.200% due 05/01/2036	3,250		3,158
5.550% due 05/15/2029	800		817
6.000% due 08/15/2035	500		516
6.100% due 01/15/2029	1,650		1,699
6.400% due 06/15/2033	5,900		6,245
PacifiCorp
7.375% due 09/15/2055 •	900		910
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.450% due 02/03/2036	700		670
Pinnacle West Capital Corp.
4.900% due 05/15/2028	1,000		1,004
RWE Finance U.S. LLC
5.125% due 09/18/2035	300		293
SCE Recovery Funding LLC
5.341% due 03/15/2047	1,600		1,583
Southern California Edison Co.
5.150% due 06/01/2029	1,300		1,314
5.250% due 03/15/2030	1,200		1,214
Southwestern Electric Power Co.
5.200% due 04/01/2036	900		888
Southwestern Public Service Co.
5.300% due 08/15/2036	800		798
Trans-Allegheny Interstate Line Co.
5.000% due 01/15/2031	2,000		2,019
Virginia Electric & Power Co.
4.950% due 03/15/2036	2,700		2,644

		58,693

Total Corporate Bonds & Notes (Cost $311,836)			310,891

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
4.214% due 06/01/2050	200		141

Total Municipal Bonds & Notes (Cost $149)			141

U.S. GOVERNMENT AGENCIES 21.2%
Federal Home Loan Mortgage Corp.
3.500% due 08/01/2049	276		253
4.000% due 10/01/2047 - 04/01/2053	4,254		3,994
4.500% due 11/01/2029 - 07/01/2033	286		286
5.000% due 10/01/2033 - 06/01/2053	10,902		10,794
5.500% due 12/01/2033 - 12/01/2053	14,816		14,963
6.000% due 02/01/2033 - 11/01/2037	28		29
6.303% due 05/01/2035 •	2		3
6.460% due 05/01/2037 •	3		3
6.500% due 10/01/2036 - 02/01/2054	982		1,017
7.000% due 01/01/2033	1		1
Federal Home Loan Mortgage Corp. Multiclass Certificates
4.769% due 09/25/2033 ~	2,600		2,586
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.004% due 07/25/2054 ~	2,913		2,824
Federal Home Loan Mortgage Corp. REMICS
4.207% due 10/15/2040 •	553		549
4.307% due 12/15/2037 •	26		26
4.578% due 04/25/2055 •	1,544		1,557
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
6.500% due 07/25/2043	1		1
Federal National Mortgage Association
3.500% due 05/01/2049 - 07/01/2053	701		641
4.000% due 03/01/2029 - 04/01/2053	9,085		8,543
4.500% due 01/01/2027 - 01/01/2053	1,676		1,619
4.967% due 10/01/2044 •	6		6
5.000% due 07/01/2029 - 05/01/2053	16,494		16,334
5.383% due 03/01/2034 •	2		2
5.390% due 05/01/2037 •	4		4
5.500% due 12/01/2032 - 10/01/2053	2,820		2,868
5.950% due 02/01/2037 •	2		2
5.954% due 02/01/2035 •	1		2
6.000% due 12/01/2028 - 10/01/2040	106		111
6.156% due 06/01/2036 •	3		3
6.190% due 10/01/2037 •	1		1
6.224% due 05/01/2038 •	290		301

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$
6.225% due 06/01/2035 •	131		135
6.500% due 03/01/2029 - 02/01/2054	1,219		1,263
7.000% due 09/01/2031	1		1
7.500% due 01/01/2031 - 08/01/2032	1		0
8.000% due 08/01/2031	0		1
Federal National Mortgage Association Grantor Trust
7.500% due 07/25/2041	1		1
Federal National Mortgage Association REMICS
3.913% due 07/25/2037 •	47		46
Federal National Mortgage Association REMICS Trust
4.658% due 12/25/2042 ~	40		40
6.500% due 07/25/2034	6,046		6,297
Federal National Mortgage Association Trust
6.500% due 06/25/2044	9		10
Federal National Mortgage Association-ACES
2.350% due 01/25/2031 ~(a)	20,195		811
Government National Mortgage Association
3.000% due 10/20/2055	489		435
3.500% due 10/15/2047	393		355
4.000% due 06/20/2048	1,218		1,140
4.500% due 08/20/2048 - 12/20/2053	10,181		9,829
5.000% due 03/20/2028 •	5		5
5.000% due 11/20/2049	214		216
5.375% due 07/20/2034 •	5		5
5.625% due 06/20/2032 - 11/20/2034 •	1		1
6.500% due 01/20/2034 - 08/20/2034	4		3
7.000% due 07/15/2031 - 12/15/2032	3		2
Government National Mortgage Association REMICS
4.225% due 04/20/2065 •	177		177
4.361% due 08/20/2065 •	435		436
5.197% due 06/20/2067 •	314		318
5.750% due 08/20/2037	10		10
Government National Mortgage Association, TBA
3.000% due 07/01/2056	30,000		26,630
4.000% due 07/01/2056 - 08/01/2056	39,000		36,244
5.000% due 07/01/2056	4,300		4,240
Tennessee Valley Authority
4.375% due 08/01/2034	5,400		5,398
4.875% due 05/15/2035	9,900		10,125
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056	100		87
3.500% due 08/01/2056	6,600		5,984
4.000% due 07/01/2056 - 08/01/2056	56,200		52,502
4.500% due 07/01/2056 - 08/01/2056	31,700		30,350
5.000% due 08/01/2056	85,300		83,727

Total U.S. Government Agencies (Cost $343,212)			346,147

U.S. TREASURY OBLIGATIONS 58.5%
U.S. Treasury Bonds
1.375% due 11/15/2040	14,600		9,443
1.875% due 02/15/2041	4,000		2,777
2.000% due 08/15/2051	11,700		6,664
2.250% due 08/15/2049 (i)	56,700		35,280
2.750% due 11/15/2047	18,100		12,764
3.000% due 02/15/2047	8,900		6,626
3.000% due 05/15/2047	27,200		20,198
3.000% due 08/15/2048	14,600		10,701
3.250% due 05/15/2042	12,000		9,885
3.375% due 08/15/2042 (i)	66,300		55,345
3.375% due 11/15/2048 (i)	73,700		57,667
4.000% due 11/15/2042	4,900		4,423
4.125% due 08/15/2044 (i)	32,300		29,221
4.375% due 08/15/2043	22,700		21,353
4.500% due 02/15/2044	5,100		4,859
4.625% due 05/15/2044	31,700		30,634
4.625% due 11/15/2044 (i)	23,200		22,366
4.625% due 02/15/2055 (i)	31,700		30,131
4.875% due 08/15/2045 (i)	3,400		3,375
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2032 (k)	16,334		14,791
0.625% due 07/15/2032	19,823		18,365
1.125% due 01/15/2033	21,918		20,738
1.750% due 01/15/2034	36,066		35,249
1.875% due 07/15/2034 (i)	2,334		2,301
2.125% due 01/15/2035	4,220		4,211
U.S. Treasury Notes
1.250% due 04/30/2028	19,200		18,225
1.250% due 09/30/2028	19,200		18,010
1.500% due 11/30/2028 (i)	31,400		29,494
2.375% due 03/31/2029 (i)	37,200		35,490
2.875% due 08/15/2028	19,700		19,190
3.250% due 06/30/2029 (i)	31,400		30,598
3.500% due 04/30/2028 (i)	32,700		32,319
3.625% due 03/31/2030 (k)	10,400		10,200
3.750% due 05/31/2030	10,400		10,237

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
3.750% due 06/30/2030			23,100		22,728
3.875% due 09/30/2029 (i)			81,000		80,279
4.000% due 06/30/2028			13,300		13,260
4.125% due 07/31/2028 (k)(m)			13,900		13,891
4.125% due 08/31/2030 (i)			24,300		24,235
4.125% due 02/15/2036 (i)			6,550		6,391
4.375% due 11/30/2030 (i)			29,600		29,804
4.375% due 05/15/2036 (i)			9,801		9,750
4.625% due 09/30/2028 (i)			32,600		32,919
4.625% due 09/30/2030			14,700		14,942
4.875% due 10/31/2028			18,600		18,888
4.875% due 10/31/2030			14,700		15,089

Total U.S. Treasury Obligations (Cost $979,109)					955,306

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.6%
Adjustable Rate Mortgage Trust
4.323% due 10/25/2035 ~			1		1
Angel Oak Mortgage Trust
1.820% due 11/25/2066 ~			1,956		1,755
BAMLL Commercial Mortgage Securities Trust
2.848% due 08/14/2034			2,000		1,430
Banc of America Funding Trust
5.365% due 05/25/2035 ~			467		452
5.608% due 02/20/2036 ~			30		28
Banc of America Mortgage Trust
5.266% due 02/25/2034 ~			9		9
Bank
3.071% due 08/15/2061			1,873		1,836
5.635% due 03/15/2058			763		790
BBCMS Mortgage Trust
4.534% due 09/15/2058			5,000		4,945
Bear Stearns ALT-A Trust
4.642% due 09/25/2035 ~			140		72
4.870% due 10/25/2035 ~			526		435
5.044% due 05/25/2035 ~			180		174
Bear Stearns ARM Trust
4.498% due 07/25/2034 ~			8		8
4.974% due 01/25/2035 ~			6		6
5.498% due 02/25/2034 ~			7		7
5.779% due 10/25/2036 ~			35		35
6.000% due 04/25/2033 ~			2		2
Benchmark Mortgage Trust
5.468% due 05/15/2059			3,400		3,477
BMO Mortgage Trust
5.187% due 07/15/2058			3,600		3,630
Chase Mortgage Finance Trust
4.350% due 03/25/2037 ~			154		143
5.654% due 02/25/2037 ~			38		38
CHL Mortgage Pass-Through Trust
4.343% due 04/25/2035 •			3		3
4.669% due 11/25/2034 ~			98		94
4.959% due 02/20/2035 ~			8		8
6.116% due 03/25/2034 ~			220		221
Citigroup Mortgage Loan Trust, Inc.
5.750% due 09/25/2035 •			177		181
6.028% due 03/25/2034 ~			7		7
CitiMortgage Alternative Loan Trust
4.413% due 12/25/2036 •			727		605
Countrywide Alternative Loan Trust
4.303% due 08/25/2035 •			1,722		878
4.744% due 12/25/2035 •			15		13
Credit Suisse First Boston Mortgage Securities Corp.
4.426% due 03/25/2032 ~			4		4
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.163% due 06/25/2037 •			2,351		2,125
Eurohome U.K. Mortgages PLC
4.016% due 06/15/2044 •	GBP		15		20
GS Mortgage-Backed Securities Corp. Trust
2.500% due 09/25/2052 ~			$2,730		2,262
GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 ~			3,117		2,687
GSR Mortgage Loan Trust
4.837% due 09/25/2035 ~			107		103
IndyMac ARM Trust
5.789% due 01/25/2032 ~			8		7
IndyMac INDX Mortgage Loan Trust
4.263% due 02/25/2037 •			3,949		2,590
JP Morgan Chase Commercial Mortgage Securities Trust
4.046% due 06/10/2042 ~			3,500		3,242
4.723% due 02/15/2035 •			2,493		2,463
JP Morgan Mortgage Trust
4.788% due 02/25/2034 ~			6		6
4.828% due 04/25/2066 ~			5,015		5,033
MASTR Reperforming Loan Trust
8.000% due 07/25/2035			68		46

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.600% due 08/15/2032 •		12	12
Morgan Stanley Mortgage Loan Trust
5.569% due 06/25/2036 ~		18	17
Morgan Stanley Residential Mortgage Loan Trust
5.332% due 06/26/2056 •		4,800	4,812
MortgageIT Trust
4.323% due 10/25/2035 •		46	46
OBX Trust
3.000% due 01/25/2052 ~		2,897	2,490
One New York Plaza Trust
4.690% due 01/15/2036 •		2,832	2,759
Prime Mortgage Trust
4.163% due 02/25/2034 •		7	7
Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	26,500	18,287
Resloc U.K. PLC
4.026% due 12/15/2043 •	GBP	465	608
RFMSI Trust
4.748% due 09/25/2035 ~		$201	164
5.392% due 09/25/2035 ~		124	77
SFO Commercial Mortgage Trust
5.139% due 05/15/2038 •		4,200	4,201
Structured Adjustable Rate Mortgage Loan Trust
3.980% due 02/25/2037 ~		760	486
5.468% due 07/25/2034 ~		32	31
Structured Asset Mortgage Investments II Trust
4.254% due 07/19/2035 •		49	47
5.463% due 05/25/2047 •		3,736	3,101
Structured Asset Mortgage Investments Trust
4.594% due 10/19/2033 •		4	4
UWM Mortgage Trust
2.500% due 11/25/2051 ~		2,931	2,412
3.000% due 01/25/2052 ~		2,993	2,573
WaMu Mortgage Pass-Through Certificates Trust
3.911% due 12/25/2036 ~		509	460
3.986% due 02/25/2037 ~		527	498
4.343% due 10/25/2045 •		53	52
Wells Fargo Alternative Loan Trust
6.000% due 06/25/2037		1,275	1,161
Wells Fargo Commercial Mortgage Trust
3.874% due 06/15/2036 ~		3,500	3,284
5.218% due 10/15/2042 •		1,096	1,098

Total Non-Agency Mortgage-Backed Securities (Cost $92,389)			90,558

ASSET-BACKED SECURITIES 10.1%
AUTOMOBILE SEQUENTIAL 1.3%
Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028		2,700	2,712
5.780% due 04/20/2028		2,600	2,621
6.020% due 02/20/2030		5,300	5,459
CarMax Auto Owner Trust
4.750% due 10/15/2027		21	21
Citizens Auto Receivables Trust
5.830% due 02/15/2028		681	683
5.840% due 01/18/2028		454	455
Ent Auto Receivables Trust
6.240% due 01/16/2029		498	500
Ford Auto Securitization Trust II Asset-Backed Notes
6.027% due 07/15/2028	CAD	923	657
GM Financial Revolving Receivables Trust
5.120% due 04/11/2035		$2,600	2,629
GMF Floorplan Owner Revolving Trust
5.340% due 06/15/2030		5,100	5,185
Honda Auto Receivables Owner Trust
4.930% due 11/15/2027		654	655

			21,577

CMBS OTHER 1.1%
Acore Issuer LLC
5.089% due 08/20/2043 •		3,800	3,802
ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •		500	501
BRSP Ltd.
5.089% due 08/19/2043 •		900	902
FS Rialto Issuer LLC
5.089% due 01/19/2044 •		1,000	1,003
GPMT Ltd.
5.108% due 12/15/2036 •		1,816	1,818
INCREF LLC
5.120% due 12/19/2043 •		3,700	3,704

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
LRECS LLC
5.139% due 08/19/2043 •			2,200	2,201
MF1 LLC
5.789% due 06/19/2037 •			1,943	1,944
MF1 Ltd.
4.832% due 10/16/2036 •			579	579
PFP Ltd.
5.137% due 08/18/2043 •			500	502
5.444% due 09/17/2039 •			392	393

				17,349

HOME EQUITY OTHER 0.8%
Citigroup Mortgage Loan Trust, Inc.
4.083% due 12/25/2036 •			266	149
Citigroup Mortgage Loan Trust, Inc. Asset-Backed Pass-Through Certificates
4.708% due 10/25/2034 •			439	432
Countrywide Asset-Backed Certificates Trust
4.043% due 06/25/2035 •			206	187
4.043% due 03/25/2037 •			44	43
4.283% due 12/25/2036 •			505	480
Fremont Home Loan Trust
4.303% due 02/25/2036 •			1,000	918
4.553% due 12/25/2029 •			15	15
GSAMP Trust
5.413% due 10/25/2034 •			15	15
MASTR Specialized Loan Trust
4.283% due 02/25/2036 •			83	82
4.283% due 06/25/2046 •			167	162
4.503% due 01/25/2037 •			208	80
Morgan Stanley ABS Capital I, Inc. Trust
4.693% due 11/25/2034 •			22	22
Morgan Stanley Capital I, Inc. Trust
4.123% due 03/25/2036 •			25	21
Ownit Mortgage Loan Trust
4.663% due 10/25/2036 •			2,270	2,253
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.563% due 12/25/2034 •			736	735
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ			927	220
Residential Asset Mortgage Products Trust
4.203% due 12/25/2035 •			257	237
4.303% due 02/25/2036 •			699	671
Residential Asset Securities Corporation Trust
4.003% due 10/25/2036 •			769	753
4.378% due 03/25/2036 •			3,674	3,629
Structured Asset Investment Loan Trust
4.663% due 05/25/2035 •			487	483
Structured Asset Securities Corp. Mortgage Loan Trust
4.183% due 02/25/2037 •			523	515
4.768% due 11/25/2035 •			120	120

				12,222

WHOLE LOAN COLLATERAL 0.3%
First Franklin Mortgage Loan Trust
4.073% due 10/25/2036 •			5,617	4,720
GSAMP Trust
4.513% due 01/25/2034 •			893	923

				5,643

OTHER ABS 6.6%
Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040			1,600	1,584
Aqueduct European CLO DAC
0.000% due 07/15/2039 «•(b)	EUR		1,000	1,143
Arbour CLO XIII DAC
3.453% due 08/15/2038 •			1,000	1,143
ARES European CLO XIX DAC
3.586% due 07/15/2037 «•			1,400	1,600
Atlas Senior Loan Fund XVIII Ltd.
4.785% due 01/18/2035 •			$1,000	1,001
Bain Capital Euro CLO DAC
3.444% due 01/22/2038 •	EUR		1,700	1,945
3.449% due 01/15/2037 •			3,300	3,777
Barings Euro CLO DAC
3.426% due 08/15/2039 •			1,000	1,143
3.444% due 10/21/2038 •			1,500	1,716
Barings Private Credit Corp. CLO
5.126% due 05/22/2034 •			$2,000	2,002
Bayfront Iabs VII Pte. Ltd.
4.904% due 04/11/2048 «•			1,493	1,490
Bosphorus CLO IX DAC
3.614% due 04/15/2038 •	EUR		1,000	1,145

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Cairn CLO XI DAC
3.434% due 01/15/2040 •			1,300		1,487
Capital Four CLO IV DAC
3.394% due 04/15/2038 •			600		686
Capital Four CLO X DAC
3.415% due 10/25/2038 •			400		458
Capital Street Master Trust
4.693% due 08/16/2029 •			$1,000		1,001
CBAMR Ltd.
5.303% due 07/15/2037 •			4,000		4,006
College Avenue Student Loans LLC
5.278% due 06/25/2054 •			2,884		2,903
Crown City CLO III
0.000% due 07/20/2034 «~(b)			600		600
CVC Cordatus Loan Fund XXIII DAC
3.066% due 04/25/2036 •	EUR		3,000		3,430
CVC Cordatus Loan Fund XXXI DAC
3.627% due 06/15/2037 •			1,700		1,945
CVC Cordatus Opportunity Loan Fund-R DAC
3.123% due 08/15/2033 •			2,648		3,025
Dryden 95 CLO Ltd.
4.682% due 08/20/2034 •			$1,100		1,100
Fair Oaks Loan Funding V DAC
3.439% due 10/15/2036 •	EUR		3,000		3,429
Galaxy XXII CLO Ltd.
4.700% due 04/16/2034 •			$700		700
Grosvenor Place CLO DAC
3.383% due 08/15/2039 •	EUR		1,700		1,944
Harvest CLO XXXII DAC
0.000% due 07/25/2037 «•(b)			1,400		1,600
Hayfin Emerald CLO VI DAC
3.454% due 10/15/2038 •			1,400		1,601
ICG Euro CLO DAC
3.455% (EUR003M + 1.290%) due 01/26/2038 ~			2,100		2,402
IFC Emerging Markets Securitization LLC
4.835% due 07/29/2036 •			$2,000		2,001
Invesco Euro CLO XI DAC
3.454% due 10/22/2036 •	EUR		1,100		1,258
Invesco Euro CLO XII DAC
3.277% due 07/15/2037 •			2,300		2,631
Invitation Homes Trust
4.000% due 09/17/2041			$3,987		3,881
LCM 35 Ltd.
4.753% due 10/15/2034 •			1,000		1,000
LCM 39 Ltd.
4.713% due 10/15/2034 •			1,000		1,001
Lendmark Funding Trust
1.900% due 11/20/2031			3,179		3,122
Madison Park Euro Funding XIV DAC
3.004% due 07/15/2032 •	EUR		1,972		2,256
Margay CLO II DAC
3.439% due 07/15/2037 •			1,000		1,144
Mariner Finance Issuance Trust
1.860% due 03/20/2036			$2,408		2,381
Nelnet Student Loan Trust
4.909% due 02/21/2061 •			4,965		4,972
Neuberger Berman Loan Advisers Euro CLO 6 DAC
3.414% due 07/15/2039 •	EUR		1,000		1,144
Palmer Square European Loan Funding DAC
3.134% due 07/15/2035 •			926		1,058
3.253% due 08/15/2033 •			681		779
Palmer Square Loan Funding Ltd.
4.493% due 10/15/2032 •			$900		900
4.493% due 01/15/2033 •			1,195		1,194
PK ALIFT Loan Funding 6 LP
5.365% due 11/15/2042			1,495		1,501
Post CLO Ltd.
4.775% due 04/20/2035 •			1,100		1,101
Providus CLO V DAC
3.513% due 11/15/2039 •	EUR		1,100		1,258
Providus CLO VII DAC
3.374% due 07/15/2038 •			700		800
Providus CLO VIII DAC
3.415% due 11/20/2038 •			1,200		1,372
Rockford Tower Europe CLO DAC
3.489% due 08/29/2036 •			1,000		1,144
Romark Credit Funding Ltd.
5.423% due 07/29/2043			$1,300		1,303
RRE 3 Loan Management DAC
3.494% due 12/15/2039 •	EUR		1,500		1,715
Stonepeak ABS
2.301% due 02/28/2033			$919		902
Sunrun Demeter Issuer LLC
2.270% due 01/30/2057			2,978		2,724
Switch ABS Issuer LLC
5.121% due 10/25/2055			6,000		5,915

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Tralee CLO V Ltd.
4.755% due 10/20/2034 •			1,000		1,001
Trimaran CAVU Ltd.
4.687% due 10/25/2034 •			1,100		1,100
Venture 33 CLO Ltd.
4.995% due 07/15/2031 •			162		163
Vibrant CLO XII Ltd.
4.825% due 04/20/2034 •			1,400		1,401
Voya CLO Ltd.
4.735% due 04/20/2034 •			2,100		2,102

				108,230

Total Asset-Backed Securities (Cost $165,452)					165,021

SOVEREIGN ISSUES 11.7%
Abu Dhabi Government International Bonds
4.625% due 04/20/2033			2,300		2,293
Brazil Government International Bonds
4.000% due 04/23/2030	EUR		5,100		5,848
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (c)	BRL		169,598		31,778
0.000% due 04/01/2027 (c)			103,001		18,132
Canada Government Bonds
3.250% due 12/01/2034	CAD		5,100		3,592
Cassa Depositi e Prestiti SpA
4.375% due 10/01/2030			$1,900		1,874
Colombia Government International Bonds
6.125% due 01/21/2031			300		303
CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD		500		370
Eagle Funding Luxco SARL
5.500% due 08/17/2030			$5,700		5,730
Hungary Government International Bonds
4.500% due 06/16/2034	EUR		2,200		2,632
Italy Buoni Poliennali Del Tesoro
1.800% due 05/15/2036 (d)			17,577		20,164
Ivory Coast Government International Bonds
4.875% due 01/30/2032			4,800		5,426
5.250% due 03/22/2030			2,600		3,012
Japan Government Thirty Year Bonds
2.300% due 12/20/2054	JPY		1,040,000		4,628
2.400% due 03/20/2055			204,000		930
2.800% due 06/20/2055			850,000		4,230
Japan Government Twenty Year Bonds
2.000% due 12/20/2044			1,340,000		6,536
2.400% due 03/20/2045			326,000		1,691
Kuwait International Government Bonds
4.804% due 04/20/2033			$2,800		2,795
Peru Government International Bonds
5.400% due 08/12/2034	PEN		4,500		1,287
6.150% due 08/12/2032			56,200		17,807
6.950% due 08/12/2031			6,801		2,263
Province of Quebec
4.450% due 09/01/2034	CAD		10,100		7,535
Qatar Government International Bonds
4.800% due 04/08/2033			$2,300		2,312
Republic of South Africa Government Bonds
8.500% due 01/31/2037	ZAR		25,900		1,575
8.875% due 02/28/2035			450,300		28,490
9.000% due 01/31/2040			2,600		161
Romania Government International Bonds
5.250% due 03/10/2030	EUR		1,300		1,543
5.375% due 06/07/2033			1,000		1,154
U.K. Gilts
4.375% due 07/31/2054	GBP		4,000		4,460

Total Sovereign Issues (Cost $188,734)					190,551

SHORT-TERM INSTRUMENTS 4.1%
COMMERCIAL PAPER 4.1%
American Electric Power Co., Inc.
4.010% due 07/24/2026			$1,500		1,496
AMETEK, Inc.
4.040% due 07/07/2026			3,100		3,098
4.100% due 08/10/2026			1,500		1,493
Banco de Credito e Inversiones SA
4.000% due 08/24/2026			1,500		1,491
4.030% due 08/20/2026			1,500		1,492
4.050% due 09/03/2026			1,500		1,489
Banco Itau Chile
4.060% due 10/06/2026			1,500		1,483
Brookfield Corporate Treasury Ltd.
4.000% due 07/30/2026			300		299
4.010% due 07/29/2026			1,200		1,196

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$
Constellation Energy Generation LLC
4.060% due 07/07/2026	1,500		1,499
4.100% due 07/01/2026	1,500		1,500
4.100% due 08/03/2026	3,900		3,883
4.100% due 08/06/2026	2,400		2,389
4.110% due 08/03/2026	600		597
4.110% due 08/04/2026	900		896
eBay, Inc.
4.060% due 08/25/2026	1,500		1,491
EIDP, Inc.
4.180% due 07/07/2026	1,000		999
Entergy Corp.
4.050% due 08/27/2026	900		894
4.050% due 08/28/2026	1,300		1,291
4.050% due 09/01/2026	900		894
4.050% due 09/11/2026	1,400		1,389
4.060% due 08/24/2026	900		895
4.060% due 09/10/2026	700		694
4.070% due 08/19/2026	1,200		1,193
4.070% due 08/20/2026	500		497
4.070% due 09/08/2026	900		893
4.120% due 09/03/2026	900		893
Equifax, Inc.
4.140% due 07/30/2026	4,900		4,884
First Abu Dhabi Bank PJSC
4.000% due 09/21/2026	1,500		1,487
Glencore Funding LLC
4.020% due 07/08/2026	900		899
4.040% due 08/04/2026	1,200		1,195
4.050% due 08/11/2026	800		796
Jones Lang LaSalle Finance BV
4.130% due 07/09/2026	900		899
Lseg U.S. Fin Corp.
4.000% due 09/01/2026	900		894
McCormick & Co., Inc.
4.000% due 07/02/2026	2,300		2,300
4.000% due 07/06/2026	1,400		1,399
National Bank of Kuwait
4.070% due 09/18/2026	1,500		1,487
Oglethorpe Power Corp.
4.030% due 07/10/2026	1,500		1,498
4.050% due 07/07/2026	1,500		1,499
Penske Truck Leasing Co. LP
4.060% due 07/29/2026	1,400		1,395
TELUS Corp.
4.150% due 09/29/2026	1,500		1,483
Thomson Reuters Corp.
4.040% due 07/07/2026	1,500		1,499
TR Finance LLC
4.060% due 07/09/2026	1,500		1,499
4.080% due 07/08/2026	1,500		1,499
Triton Container International Ltd./TAL International Container Corp.
4.300% due 07/28/2026	500		498
4.330% due 07/06/2026	900		899
4.350% due 07/02/2026	900		900
4.350% due 07/06/2026	900		899
4.370% due 08/28/2026	300		298
4.370% due 08/31/2026	600		596

			67,026

	SHARES
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (g)	140,310		140

Total Short-Term Instruments (Cost $67,175)			67,166

Total Investments in Securities (Cost $2,153,532)			2,131,283

INVESTMENTS IN AFFILIATES 6.3%
MUTUAL FUNDS 6.3%
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	2,074,954		102,461

Total Mutual Funds (Cost $102,540)			102,461

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	6,871		67

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

Total Short-Term Instruments (Cost $67)	67

Total Investments in Affiliates (Cost $102,607)	102,528

Total Investments 136.8% (Cost $2,256,139)	$2,233,811
Financial Derivative Instruments (j)(l) 0.5% (Cost or Premiums, net $9,004)	8,236
Other Assets and Liabilities, net (37.3)%	(608,814)

Net Assets 100.0%	$1,633,233

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES	TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)	Coupon represents a 7-Day Yield.

(h)	RESTRICTED SECURITIES:

		$		$		$		$		$
Issuer Description	Coupon	Maturity Date		Acquisition Date		Cost		Market Value		Market Value as Percentage of Net Assets
Hardwood Funding LLC	5.330%		06/07/2035		03/11/2025		$600		$603		0.04%
National Football League	4.780		10/05/2030		06/27/2025		2,000		1,978		0.12
National Football League	5.250		10/05/2034		06/27/2025		1,700		1,689		0.10

							$4,300		$4,270		0.26%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

		$		$		$		$
Counterparty	Borrowing Rate(1)	Settlement Date		Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BSN	3.720%		06/09/2026		07/15/2026		$(179,051)		$(179,458)
DEU	3.660		06/30/2026		07/07/2026		(9,116)		(9,117)
	3.680		06/30/2026		07/07/2026		(2,042)		(2,043)
	3.710		06/04/2026		07/02/2026		(1,183)		(1,186)
	3.710		06/10/2026		07/01/2026		(469)		(470)
	3.750		06/30/2026		07/07/2026		(2,036)		(2,036)
JPS	3.650		06/22/2026		07/06/2026		(729)		(730)
	3.670		06/29/2026		07/06/2026		(4,483)		(4,484)
	3.710		06/03/2026		07/01/2026		(23,928)		(23,997)
	3.720		06/08/2026		07/06/2026		(6,641)		(6,657)
	3.740		06/24/2026		07/15/2026		(19,718)		(19,732)
	3.760		06/30/2026		07/01/2026		(634)		(634)
MYI	3.490		04/10/2026		07/08/2026		(152)		(153)
NOM	3.720		06/11/2026		07/09/2026		(5,605)		(5,617)
SGY	3.720		06/22/2026		07/20/2026		(51,675)		(51,723)
STR	3.730		07/01/2026		07/02/2026		(98,434)		(98,433)
	3.740		06/30/2026		07/01/2026		(82,390)		(82,399)

Total Reverse Repurchase Agreements									$(488,869)

SHORT SALES:

		$		$		$		$
Description	Coupon	Maturity Date		Principal Amount		Proceeds		Payable for Short Sales
U.S. Government Agencies (2.5)%
Uniform Mortgage-Backed Security, TBA	2.000%		08/01/2056		$5,100		$(4,089)		$(4,072)
Uniform Mortgage-Backed Security, TBA	2.500		08/01/2056		43,300		(36,088)		(36,172)

Total Short Sales (2.5)%							$(40,177)		$(40,244)

(i)	Securities with an aggregate market value of $388,332 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(309,344) at a weighted average interest rate of 3.706%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.250	07/24/2026	22	$22	$(5)	$(6)
Call - CME U.S. Treasury 10-Year Note August 2026 Futures	110.750	07/24/2026	22	22	(4)	(4)

					$(9)	$(10)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.750	07/02/2026	61	$61	$(10)	$0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	61	61	(12)	(1)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.500	07/24/2026	7	7	(2)	(1)
Call - CBOE U.S. Treasury 10-Year Note August 2026 Futures	111.000	07/24/2026	20	20	(4)	(2)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.000	07/10/2026	50	50	(8)	(4)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.750	07/10/2026	50	50	(8)	(1)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/17/2026	36	36	(9)	(4)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/17/2026	36	36	(8)	(8)
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.500	07/24/2026	13	13	(3)	(5)
					$(64)	$(26)

Total Written Options					$(73)	$(36)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	1,480	$162,638	$1,070	$0	$(613)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	1,162	239,526	(178)	0	(177)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	1,341	143,550	320	0	(340)
Euro-BTP Italian Bond Futures	09/2026	32	4,364	38	0	(2)
Long Gilt Futures	09/2026	572	67,686	1,543	98	(341)
SFE 10 Year Australian Bond Futures	09/2026	157	11,937	159	23	(27)
Three-Month SOFR Futures	06/2027	469	112,466	(1,186)	0	(56)
Three-Month SOFR Futures	09/2027	1,604	384,780	(4,210)	0	(231)
Three-Month SOFR Futures	12/2027	469	112,589	(1,000)	0	(62)

				$(3,444)	$121	$(1,849)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT U.S. Long Bond Futures	09/2026	899	$(102,037)	$(2,278)	$969	$0
French Government Bond Futures	09/2026	161	(22,071)	(85)	39	0
Montreal Exchange 5 Year Canadian Bond Futures	09/2026	250	(19,937)	(71)	2	0
TSE Japanese 10 Year Bond Futures	09/2026	27	(21,217)	(52)	76	0
Ultra U.S. Treasury Bond Futures	09/2026	1,722	(200,021)	(4,025)	2,180	0

				$(6,511)	$3,266	$0

Total Futures Contracts				$(9,955)	$3,387	$(1,849)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Boeing Co.	1.000%	Quarterly	06/20/2027	0.251%	$3,500	$(149)	$175	$26	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2026	0.039	3,200	43	(28)	15	0	0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

General Motors Co.	5.000	Quarterly	12/20/2026	0.212	550	105	(92)	13	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.423	3,500	77	(129)	(52)	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.337	200	(4)	6	2	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.360	2,200	1	27	28	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.413	500	(1)	8	7	0	0

						$72	$(33)	$39	$1	$(1)

INTEREST RATE SWAPS

		$		$		$			$		$		$		$		$		$
																	Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate		Payment Frequency		Maturity Date		Notional Amount			Premiums Paid/ (Received)		Unrealized Appreciation/ (Depreciation)		Market Value		Asset		Liability
Pay	1-Day GBP-SONIO Compounded-OIS		3.500%		Annual		03/18/2031	GBP		45,420		$(963)		$(518)		$(1,481)		$0		$(62)
Receive	1-Day GBP-SONIO Compounded-OIS		4.000		Annual		03/18/2036			19,940		62		598		660		50		0
Receive(5)	1-Day GBP-SONIO Compounded-OIS		4.000		Annual		09/16/2036			41,700		1,392		226		1,618		109		0
Receive	1-Day JPY-MUTKCALM Compounded-OIS		1.000		Annual		03/18/2028	JPY		6,980,000		242		(17)		225		0		(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS		0.380		Semi-Annual		06/18/2028			2,460,000		(350)		30		(320)		1		0
Receive	1-Day JPY-MUTKCALM Compounded-OIS		0.750		Semi-Annual		03/20/2038			85,900		88		18		106		3		0
Receive	1-Day JPY-MUTKCALM Compounded-OIS		0.800		Semi-Annual		10/22/2038			150,000		159		33		192		6		0
Receive	1-Day JPY-MUTKCALM Compounded-OIS		0.785		Semi-Annual		11/12/2038			230,000		248		51		299		9		0
Receive	1-Day JPY-MUTKCALM Compounded-OIS		0.750		Semi-Annual		12/20/2038			80,500		90		18		108		3		0
Receive	1-Day JPY-MUTKCALM Compounded-OIS		0.500		Annual		03/15/2042			312,000		531		73		604		15		0
Pay	1-Day USD-SOFR Compounded-OIS		1.788		Annual		05/03/2027			$12,100		(42)		(213)		(255)		0		(3)
Pay	1-Day USD-SOFR Compounded-OIS		2.150		Annual		06/15/2027			25,300		(96)		(360)		(456)		0		(8)
Pay	1-Day USD-SOFR Compounded-OIS		3.900		Annual		06/24/2027			73,900		50		(125)		(75)		0		(22)
Pay	1-Day USD-SOFR Compounded-OIS		2.850		Annual		08/29/2027			7,300		(38)		(124)		(162)		0		(3)
Receive	1-Day USD-SOFR Compounded-OIS		3.842		Annual		03/04/2030			2,700		(5)		11		6		5		0
Pay	1-Day USD-SOFR Compounded-OIS		3.700		Annual		06/24/2030			38,300		20		(325)		(305)		0		(77)
Receive	1-Day USD-SOFR Compounded-OIS		3.800		Annual		02/28/2031			20,260		119		(32)		87		50		0
Receive	1-Day USD-SOFR Compounded-OIS		3.250		Annual		03/19/2032			27,700		1,250		(275)		975		85		0
Receive	1-Day USD-SOFR Compounded-OIS		3.500		Annual		06/17/2033			29,500		228		557		785		109		0
Receive	1-Day USD-SOFR Compounded-OIS		3.608		Annual		08/15/2033			3,340		0		78		78		13		0
Receive	1-Day USD-SOFR Compounded-OIS		3.609		Annual		08/15/2033			8,200		0		191		191		31		0
Receive	1-Day USD-SOFR Compounded-OIS		3.619		Annual		08/15/2033			3,800		0		86		86		15		0
Receive	1-Day USD-SOFR Compounded-OIS		3.842		Annual		12/26/2033			1,100		(5)		12		7		4		0
Receive	1-Day USD-SOFR Compounded-OIS		3.854		Annual		12/29/2033			3,400		(14)		33		19		14		0
Receive	1-Day USD-SOFR Compounded-OIS		3.670		Annual		01/08/2034			3,400		(16)		78		62		14		0
Receive	1-Day USD-SOFR Compounded-OIS		3.600		Annual		01/17/2034			600		(3)		17		14		2		0
Receive	1-Day USD-SOFR Compounded-OIS		4.080		Annual		06/05/2034			2,400		(10)		(10)		(20)		10		0
Receive	1-Day USD-SOFR Compounded-OIS		4.060		Annual		07/02/2034			6,800		(22)		(29)		(51)		29		0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$		$		$		$		$		$		$		$
Receive	1-Day USD-SOFR Compounded-OIS		3.880		Annual		07/10/2034		3,100		(9)		29		20		13		0
Receive	1-Day USD-SOFR Compounded-OIS		3.885		Annual		07/12/2034		3,100		(11)		30		19		13		0
Receive	1-Day USD-SOFR Compounded-OIS		3.850		Annual		08/05/2034		1,200		(5)		15		10		5		0
Receive	1-Day USD-SOFR Compounded-OIS		3.795		Annual		08/06/2034		800		(3)		13		10		3		0
Receive	1-Day USD-SOFR Compounded-OIS		3.645		Annual		08/07/2034		2,300		(8)		65		57		10		0
Receive	1-Day USD-SOFR Compounded-OIS		3.715		Annual		08/07/2034		2,990		(13)		70		57		13		0
Receive	1-Day USD-SOFR Compounded-OIS		3.569		Annual		08/14/2034		7,300		(24)		247		223		31		0
Receive	1-Day USD-SOFR Compounded-OIS		3.586		Annual		08/19/2034		4,600		(16)		150		134		20		0
Receive	1-Day USD-SOFR Compounded-OIS		3.532		Annual		08/20/2034		2,000		(7)		74		67		9		0
Receive	1-Day USD-SOFR Compounded-OIS		3.550		Annual		08/21/2034		2,000		(7)		71		64		9		0
Receive	1-Day USD-SOFR Compounded-OIS		3.613		Annual		08/22/2034		3,400		(12)		104		92		15		0
Receive	1-Day USD-SOFR Compounded-OIS		3.555		Annual		08/28/2034		1,000		(4)		35		31		4		0
Receive	1-Day USD-SOFR Compounded-OIS		3.565		Annual		08/28/2034		1,000		(4)		35		31		4		0
Receive	1-Day USD-SOFR Compounded-OIS		3.599		Annual		08/28/2034		2,700		(10)		86		76		12		0
Receive	1-Day USD-SOFR Compounded-OIS		3.600		Annual		08/28/2034		1,000		(4)		32		28		4		0
Receive	1-Day USD-SOFR Compounded-OIS		3.605		Annual		08/28/2034		500		(2)		16		14		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.611		Annual		08/28/2034		2,500		(10)		78		68		11		0
Receive	1-Day USD-SOFR Compounded-OIS		3.643		Annual		08/28/2034		2,400		(9)		68		59		10		0
Receive	1-Day USD-SOFR Compounded-OIS		3.470		Annual		09/04/2034		2,600		(10)		109		99		11		0
Receive	1-Day USD-SOFR Compounded-OIS		3.525		Annual		09/04/2034		3,900		(15)		147		132		17		0
Receive	1-Day USD-SOFR Compounded-OIS		3.408		Annual		09/05/2034		2,400		(9)		112		103		10		0
Receive	1-Day USD-SOFR Compounded-OIS		3.232		Annual		09/10/2034		1,000		(5)		61		56		4		0
Receive	1-Day USD-SOFR Compounded-OIS		3.240		Annual		09/16/2034		1,400		(6)		84		78		6		0
Receive	1-Day USD-SOFR Compounded-OIS		3.278		Annual		09/16/2034		200		(1)		12		11		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.280		Annual		09/16/2034		3,200		(14)		183		169		14		0
Receive	1-Day USD-SOFR Compounded-OIS		3.231		Annual		09/18/2034		200		(1)		12		11		1		0
Pay	1-Day USD-SOFR Compounded-OIS		3.750		Annual		12/18/2034		100		(1)		(1)		(2)		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.890		Annual		03/03/2035		1,150		(4)		11		7		5		0
Receive	1-Day USD-SOFR Compounded-OIS		3.908		Annual		03/04/2035		2,400		(9)		20		11		11		0
Receive	1-Day USD-SOFR Compounded-OIS		3.874		Annual		03/05/2035		7,300		(25)		78		53		33		0
Receive	1-Day USD-SOFR Compounded-OIS		3.905		Annual		03/12/2035		500		(1)		3		2		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.975		Annual		03/21/2035		6,700		(19)		17		(2)		31		0
Receive	1-Day USD-SOFR Compounded-OIS		3.930		Annual		03/24/2035		3,200		(9)		19		10		15		0
Receive	1-Day USD-SOFR Compounded-OIS		3.884		Annual		03/25/2035		3,400		(10)		33		23		16		0
Receive	1-Day USD-SOFR Compounded-OIS		3.700		Annual		06/24/2035		16,800		1		379		380		77		0
Receive	1-Day USD-SOFR Compounded-OIS		3.551		Annual		09/17/2035		4,000		(12)		158		146		19		0
Receive	1-Day USD-SOFR Compounded-OIS		3.775		Annual		03/03/2036		3,100		(6)		64		58		15		0
Pay	1-Day USD-SOFR Compounded-OIS		4.006		Annual		05/28/2036		3,500		(9)		7		(2)		0		(18)
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		06/17/2036		21,700		266		213		479		110		0
Receive	1-Day USD-SOFR Compounded-OIS		2.617		Annual		02/15/2048		13,530		0		3,175		3,175		109		0
Receive	1-Day USD-SOFR Compounded-OIS		1.750		Annual		12/21/2052		27,500		5,367		5,799		11,166		212		0
Receive	1-Day USD-SOFR Compounded-OIS		3.956		Annual		11/15/2054		10,100		0		407		407		109		0
Receive	1-Day USD-SOFR Compounded-OIS		3.803		Annual		02/15/2055		10,900		0		724		724		115		0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$		$			$		$		$		$		$		$
Receive	1-Day USD-SOFR Compounded-OIS		3.814		Annual		02/15/2055			2,900		0		187		187		31		0
Receive	1-Day USD-SOFR Compounded-OIS		3.846		Annual		02/15/2055			2,000		0		118		118		21		0
Receive	1-Day USD-SOFR Compounded-OIS		3.872		Annual		02/15/2055			7,400		0		404		404		79		0
Receive	1-Day USD-SOFR Compounded-OIS		3.500		Annual		06/24/2055			9,300		18		1,091		1,109		96		0
Receive	1-Day USD-SOFR Compounded-OIS		4.000		Annual		06/17/2056			10,400		199		139		338		114		0
Pay(5)	6-Month AUD-BBR-BBSW		4.750		Semi-Annual		12/20/2033	AUD		54,000		239		(225)		14		0		(3)
Receive	6-Month EUR-EURIBOR		2.700		Annual		08/13/2029	EUR		2,200		(3)		(37)		(40)		1		0
Receive	6-Month EUR-EURIBOR		2.650		Annual		08/14/2029			2,100		(3)		(31)		(34)		1		0
Receive	6-Month EUR-EURIBOR		2.300		Annual		09/25/2029			1,800		(3)		6		3		1		0
Receive	6-Month EUR-EURIBOR		2.050		Annual		10/05/2029			4,400		0		56		56		2		0
Receive	6-Month EUR-EURIBOR		2.360		Annual		10/07/2029			2,800		(5)		3		(2)		2		0
Pay(5)	6-Month EUR-EURIBOR		2.750		Annual		09/16/2036			27,930		(405)		(99)		(504)		0		(37)
Receive(5)	6-Month EUR-EURIBOR		3.000		Annual		09/16/2056			18,850		249		92		341		25		0
Receive	CAONREPO		2.900		Semi-Annual		06/01/2033	CAD		300		0		1		1		0		0
Receive	CAONREPO		3.000		Semi-Annual		06/01/2033			2,000		7		(12)		(5)		1		0
Receive	CAONREPO		3.000		Semi-Annual		06/01/2034			10,000		8		(8)		0		4		0
												$8,526		$14,811		$23,337		$2,086		$(237)

Total Swap Agreements												$8,598		$14,778		$23,376		$2,087		$(238)

(k)	Securities with an aggregate market value of $15,560 and cash of $28,803 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2026	AUD	1,656	$	1,184	$38	$0
	07/2026	CNH	1,558		231	1	0
	07/2026	NZD	10,053		5,937	228	0
	07/2026	$	318	CAD	452	1	0
	07/2026		1,288	GBP	959	0	(15)
	07/2026		4,703	NZD	8,325	25	0
	08/2026	CAD	451	$	318	0	(1)
	08/2026	NZD	8,325		4,708	0	(25)
BOA	07/2026	BRL	156		30	0	0
	07/2026	KRW	149,833		98	2	0
	07/2026	NOK	3,735		378	0	0
	07/2026	SGD	18		14	0	0
	07/2026	$	30	BRL	156	0	0
	07/2026		1,242	CNH	8,399	0	(5)
	07/2026		38	JPY	5,999	0	(1)
	07/2026		1,413	NOK	13,127	0	(86)
	07/2026		128	PLN	485	0	0
	08/2026	ILS	2,343	$	788	0	0
	08/2026	$	216	INR	20,436	0	0
	09/2026	MXN	2,822	$	159	0	(1)
	09/2026	$	66	INR	6,270	0	0
	10/2026	BRL	6,700	$	1,226	0	(44)
BPS	07/2026		107,000		20,534	2	(195)
	07/2026	CHF	1,055		1,341	35	0
	07/2026	CNH	9,014		1,332	5	0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

	$			$			$		$		$
		07/2026	GBP		179			237		0		(1)
		07/2026	IDR		143,526,178			8,010		4		(8)
		07/2026	ILS		3,818			1,296		12		0
		07/2026	INR		273,732			2,850		0		(42)
		07/2026	KRW		649,183			426		6		0
		07/2026	THB		36,865			1,124		15		(2)
		07/2026			$1,087	AUD		1,577		5		0
		07/2026			20,660	BRL		107,000		266		(198)
		07/2026			2,977	GBP		2,222		0		(30)
		07/2026			3,173	IDR		56,792,514		3		0
		07/2026			7,841	INR		743,696		20		(12)
		07/2026			1,159	JPY		187,193		0		(8)
		07/2026			1,856	KRW		2,847,241		0		(16)
		07/2026			6,757	TRY		323,122		86		0
		07/2026			11	TWD		337		0		0
		07/2026	ZAR		18,113			$1,104		0		0
		08/2026	IDR		16,708,734			930		0		(1)
		08/2026	ILS		483			162		0		(1)
		08/2026			$600	BRL		3,134		2		0
		08/2026			237	GBP		179		1		0
		08/2026			1,809	INR		171,653		1		0
		09/2026	IDR		17,329,714			$954		0		(7)
		09/2026	THB		34,588			1,066		19		0
		09/2026			$5,445	IDR		96,396,944		8		(103)
		09/2026			691	INR		65,645		0		(2)
		09/2026			209	THB		6,864		0		(2)
		10/2026	BRL		51,798			$9,524		25		(318)
		12/2026			$624	IDR		11,358,762		2		0
		04/2027	BRL		51,401			$9,523		153		(7)
BRC		07/2026	ILS		4,726			1,597		8		0
		07/2026	JPY		167,015			1,033		6		0
		07/2026	NZD		14,602			8,635		342		0
		07/2026	TRY		7,751			162		0		(2)
		07/2026			$2,654	TRY		127,372		38		0
		07/2026	ZAR		89,454			$5,507		55		0
		08/2026			$1,033	JPY		166,577		0		(6)
BSH		07/2026	BRL		8,800			$1,700		0		(5)
		07/2026			$1,736	BRL		8,800		0		(31)
		07/2026			676	JPY		107,539		0		(15)
		07/2026			8,147	NZD		14,420		43		0
		08/2026	NZD		14,420			$8,157		0		(42)
		09/2026			$2,313	BRL		11,865		0		(49)
		10/2026	BRL		98,400			$18,163		0		(486)
		10/2026	PEN		16,900			4,996		74		0
		04/2027	BRL		9,600			1,779		28		0
CBK		07/2026	IDR		4,418,229			247		0		0
		07/2026	ILS		4,257			1,466		34		0
		07/2026	INR		188,371			1,996		6		0
		07/2026	NOK		4,565			492		31		0
		07/2026			$1,534	IDR		27,516,109		4		0
		07/2026			1,944	INR		188,371		46		0
		07/2026			217	KRW		328,573		0		(5)
		07/2026			4,277	PEN		14,536		0		(26)
		07/2026			1,440	PLN		5,263		0		(41)
		07/2026			243	SEK		2,248		0		(11)
		08/2026	ILS		7,280			$2,529		81		0
		08/2026			$396	ILS		1,175		0		0
		08/2026			336	INR		31,894		0		0
		09/2026	IDR		63,476,187			$3,516		0		(7)
		09/2026	INR		18,350			191		0		(2)
		09/2026	PEN		9,091			2,658		6		0
		09/2026	THB		40,348			1,218		0		(4)
		09/2026			$1,135	IDR		20,233,172		0		(11)
		09/2026			499	MXN		8,922		8		0
		09/2026			9	PEN		31		0		0
		10/2026	PEN		5,479			$1,614		18		0
		12/2026			10,693			3,059		0		(50)
		12/2026			$1,982	IDR		36,041,122		5		0
DUB		07/2026	IDR		3,688,245			$206		0		0
		07/2026	INR		68,610			727		2		0
		07/2026	PEN		5,522			1,632		17		0
		07/2026			$485	INR		46,767		9		0
		07/2026			91	NOK		849		0		(6)
		07/2026			1,439	PLN		5,338		0		(20)
		07/2026	ZAR		41,597			$2,570		34		0
		09/2026	IDR		48,809,217			2,710		1		0
		09/2026			$696	IDR		12,645,199		6		0
		09/2026			727	INR		69,075		0		(2)
		09/2026			19,690	MXN		343,661		0		(162)
		12/2026			660	IDR		11,953,953		0		(1)
FAR		07/2026	CNH		8,968			$1,326		5		0
		07/2026	INR		67,985			721		2		0
		07/2026	JPY		843,914			5,216		26		0
		07/2026	PEN		5,453			1,613		18		0
		07/2026	SEK		1,338			138		0		0
		07/2026	SGD		31,199			24,455		340		0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

	$			$			$		$		$
		07/2026			$3,862	CNH		26,271		6		0
		07/2026			712	INR		67,985		6		0
		07/2026			2,197	JPY		349,051		0		(50)
		07/2026			4,793	PLN		17,632		0		(106)
		07/2026	ZAR		59,259			$3,591		0		(21)
		08/2026	CNH		26,213			3,862		0		(6)
		08/2026	ILS		3,976			1,389		52		0
		08/2026	PEN		16,198			4,791		57		0
		08/2026			$5,216	JPY		841,706		0		(26)
		08/2026			138	SEK		1,336		0		0
		09/2026			348	INR		33,358		2		0
		09/2026			405	MXN		7,148		1		0
GLM		07/2026	BRL		197,539			$37,813		67		(520)
		07/2026	IDR		27,393,938			1,530		0		(2)
		07/2026	KRW		588,427			381		1		0
		07/2026			$37,686	BRL		197,539		717		(137)
		07/2026			30,544	CAD		43,464		102		0
		07/2026			1,528	IDR		27,393,938		4		0
		07/2026			381	KRW		588,343		0		(1)
		08/2026	CAD		43,402			$30,544		0		(102)
		08/2026			$548	INR		52,559		5		0
		09/2026	IDR		27,554,360			$1,528		0		(2)
		09/2026	MXN		2,081			119		0		0
		09/2026	THB		103,189			3,198		72		0
		09/2026			$3,248	IDR		58,316,744		8		(19)
		09/2026			2,188	INR		210,351		22		0
		09/2026			623	MXN		10,859		0		(6)
		10/2026			26,008	BRL		136,887		4		(68)
		04/2027	BRL		24,000			$4,471		93		0
JPM		07/2026	AUD		7,169			5,111		147		0
		07/2026	BRL		18,400			3,401		0		(163)
		07/2026	ILS		12,067			4,041		0		(14)
		07/2026	INR		13,769			146		0		0
		07/2026	KRW		181,829			117		0		0
		07/2026	NOK		5,769			583		0		0
		07/2026	NZD		232			137		5		0
		07/2026	PEN		18,688			5,414		0		(50)
		07/2026			$3,583	BRL		18,400		6		(25)
		07/2026			1,743	GBP		1,299		0		(20)
		07/2026			223	IDR		4,002,165		1		0
		07/2026			146	INR		13,769		0		0
		07/2026			179	KRW		274,775		0		(1)
		07/2026			1,207	NZD		2,141		9		0
		07/2026			1,911	PLN		6,977		0		(57)
		07/2026			814	THB		27,193		5		0
		08/2026	ILS		12,849			$4,425		104		0
		08/2026			$716	INR		68,010		1		0
		08/2026			583	NOK		5,771		0		0
		09/2026	IDR		4,024,405			$223		0		(1)
		09/2026	INR		30,297			318		0		(1)
		09/2026	MXN		7,000			397		1		(1)
		09/2026	THB		80,635			2,471		36		(8)
		09/2026			$1,209	INR		115,258		1		0
		09/2026			1,683	MXN		29,397		0		(13)
		10/2026	BRL		12,700			$2,312		0		(95)
		12/2026	MXN		2,951			168		2		0
		12/2026			$1,103	MXN		19,466		0		(5)
		04/2027	BRL		18,000			$3,294		20		(9)
MBC		07/2026	AUD		30			21		1		0
		07/2026	CHF		10,690			13,576		354		(7)
		07/2026	EUR		7,963			9,244		146		0
		07/2026	IDR		377,235			21		0		0
		07/2026	INR		68,881			729		2		0
		07/2026	KRW		2,578,979			1,701		34		0
		07/2026	NOK		1,860			187		0		(1)
		07/2026	SEK		817			84		0		0
		07/2026			$3,472	AUD		4,951		7		(52)
		07/2026			1,114	EUR		958		0		(20)
		07/2026			21	IDR		377,235		0		0
		07/2026			1,125	INR		108,401		20		0
		07/2026			631	JPY		100,204		0		(14)
		07/2026			218	NOK		2,018		0		(14)
		08/2026	AUD		2,870			$1,979		0		(7)
		08/2026			$1,081	AUD		1,572		6		0
		08/2026			254	INR		24,088		0		0
		08/2026			187	NOK		1,861		1		0
		08/2026			84	SEK		816		0		0
		09/2026	THB		22,795			$683		0		(8)
		09/2026			$3,399	INR		325,262		18		(3)
NGF		07/2026	GBP		37			$49		0		0
		07/2026	IDR		25,356,413			1,417		0		(2)
		07/2026			$1,422	IDR		25,356,413		0		(4)
		07/2026			1,137	INR		109,408		18		0
		07/2026			8,679	TRY		408,597		41		0
		08/2026			48	GBP		37		0		0
		09/2026	IDR		25,498,617			$1,422		7		0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

	$			$			$		$		$
		09/2026			$694	IDR		12,352,782		0		(9)
SCX		07/2026	INR		54,018			$570		0		0
		07/2026			$517	IDR		9,282,823		1		0
		07/2026			1,497	INR		143,462		18		0
		08/2026			1,363			130,548		12		0
		09/2026	IDR		28,594,597			$1,584		0		(3)
		09/2026	THB		44,034			1,358		25		(1)
		09/2026			$1,770	IDR		31,771,464		4		(10)
		09/2026			570	INR		54,380		0		0
SOG		07/2026	CNH		15,128			$2,236		9		0
		07/2026	EUR		88,716			103,490		2,124		0
		07/2026	GBP		4,261			5,629		0		(23)
		07/2026	PEN		3,554			1,050		10		0
		07/2026	SGD		46			35		0		0
		07/2026			$1,606	AUD		2,328		5		0
		07/2026			14	CAD		19		0		0
		07/2026			14,983	CHF		12,121		19		0
		07/2026			108,882	EUR		95,721		488		0
		07/2026			1,642	JPY		260,931		0		(38)
		07/2026			24,141	SGD		31,263		23		0
		08/2026	AUD		2,328			$1,605		0		(6)
		08/2026	CAD		364			257		0		0
		08/2026	CHF		12,078			14,983		0		(19)
		08/2026	EUR		95,721			109,030		0		(487)
		08/2026	SGD		31,192			24,141		0		(24)
		08/2026			$5,629	GBP		4,261		23		0
		08/2026			35	SGD		46		0		0
SSB		07/2026	CAD		44,698			$32,415		899		0
		07/2026	CHF		376			479		13		0
		07/2026			$281	CAD		398		0		0
		08/2026	CAD		397			$281		0		0
UAG		07/2026			$1,465	PLN		5,352		0		(42)
		09/2026	MXN		3,128			$178		1		0
		09/2026	THB		4,560			139		1		0

Total Forward Foreign Currency Contracts										$8,145		$(4,438)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	8,900	$89	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660%	12/29/2026	43,500	$79	$78
CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660	12/29/2026	21,700	38	39

							$117	$117

Total Purchased Options							$206	$117

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	8,900	$(32)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.953%	12/29/2026	5,000	$(79)	$(78)
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.943	12/29/2026	2,500	(38)	(38)
							$(117)	$(116)

Total Written Options							$(149)	$(116)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Colombia Government International Bonds	1.000%	Quarterly	06/20/2027	0.510%		$2,700	$(153)	$166	$13	$0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634		3,000	(267)	283	16	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203		5,100	(229)	250	21	0

								$(649)	$699	$50	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index		5.000%	Quarterly	12/20/2030	EUR	1,400	$272	$26	$298	$0
GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index		5.000	Quarterly	12/20/2030		3,900	799	30	829	0

								$1,071	$56	$1,127	$0

Total Swap Agreements								$422	$755	$1,177	$0

(m)

Securities with an aggregate market value of $871 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

	$		$		$		$
Category and Subcategory	Level 1		Level 2		Level 3		Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments		$0		$5,502		$0		$5,502
Corporate Bonds & Notes
Banking & Finance		0		169,923		889		170,812
Industrials		0		77,719		3,667		81,386
Utilities		0		58,693		0		58,693
Municipal Bonds & Notes
California		0		141		0		141
U.S. Government Agencies		0		346,147		0		346,147
U.S. Treasury Obligations		0		955,306		0		955,306
Non-Agency Mortgage-Backed Securities		0		72,271		18,287		90,558
Asset-Backed Securities
Automobile Sequential		0		21,577		0		21,577
CMBS Other		0		17,349		0		17,349
Home Equity Other		0		12,222		0		12,222
Whole Loan Collateral		0		5,643		0		5,643
Other ABS		0		101,797		6,433		108,230
Sovereign Issues		0		190,551		0		190,551
Short-Term Instruments
Commercial Paper		0		67,026		0		67,026
Mutual Funds		0		140		0		140

		$0		$2,102,007		$29,276		$2,131,283
Investments in Affiliates, at Value
Mutual Funds		102,461		0		0		102,461
Short-Term Instruments
Central Funds Used for Cash Management Purposes		67		0		0		67

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$		$

		$102,528		$0		$0		$102,528

Total Investments		$102,528		$2,102,007		$29,276		$2,233,811

Short Sales, at Value - Liabilities

U.S. Government Agencies		$0		$(40,244)		$0		$(40,244)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared		238		5,236		0		5,474
Over the counter		0		9,439		0		9,439

		$238		$14,675		$0		$14,913
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared		(370)		(1,753)		0		(2,123)
Over the counter		0		(4,554)		0		(4,554)

		$(370)		$(6,307)		$0		$(6,677)

Total Financial Derivative Instruments		$(132)		$8,368		$0		$8,236

Totals		$102,396		$2,070,131		$29,276		$2,201,803

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$1,026	$0	$(1,024)	$0	$0	$(2)	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	606	285	0	0	0	(2)	0	0	889	(2)
Industrials	3,687	0	0	0	0	(20)	0	0	3,667	(20)
Non-Agency Mortgage-Backed Securities	18,284	0	0	0	0	3	0	0	18,287	3
Asset-Backed Securities
Other ABS	1,500	4,952	(7)	0	0	(12)	0	0	6,433	(12)

Totals	$25,103	$5,237	$(1,031)	$0	$0	$(33)	$0	$0	$29,276	$(31)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

	$				$		$		$
Category and Subcategory	Ending Balance at 06/30/2026		Valuation Technique	Unobservable Inputs			Input Value(s)		Weighted Average
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance		$603	Discounted Cash Flow	Discount Rate				5.268		—
		286	Recent Transaction	Purchase Price		EUR		0.000		—
Industrials		3,667	Discounted Cash Flow	Discount Rate				5.047 - 5.348		5.187
Non-Agency Mortgage-Backed Securities		18,287	Discounted Cash Flow	Discount Rate				5.814		—
Asset-Backed Securities
Other ABS		1,490	Discounted Cash Flow	Discount Rate				5.341		—
		4,943	Recent Transaction	Purchase Price				100.000		—

Total		$29,276

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust